Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2014
Payables And Accruals [Abstract]
Accounts Payable And Accrued Liabilities Disclosure [Text Block]
10.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise:

	As of March 31,
	2013	2014
	US$	US$
Accounts payable	1,592,630	1,637,008
Accrued expenses	2,141,812	1,500,002
Taxes payable	217,460	369,314
Employee incentive payable	145,549	155,281
Other employee payables	1,290,289	1,056,857
Other current liabilities	65,968	64,950
Total	5,453,708	4,783,412